OTHER CURRENT ASSETS, NET	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS, NET

NOTE 8 – OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	As of March 31,
	2024	2023
Inventory-related deposits	$252,867	$288,649
Accounts receivable, related parties	-	167,578
Prepaid insurance and other operational expenses	31,598	105,652
Deposits for sales events	23,850	120,614
Right to recover asset	-	20,975
Subtotal	308,315	703,468
Allowance for losses	(175,641)	(175,641)
	$132,674	$527,827

Prepaid insurance and other operational expenses consist of payments for goods and services (such as freight, trade show expenses and insurance premiums) which are expected to be realized in the next operating cycle.

Right to recover asset is associated with our customers’ right of return and is expected to be realized in one year or less.

As of March 31, 2024 and 2023, the allowance for losses in connection with certain inventory-related deposits for which recoverability is less than certain was approximately $176,000.